Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2013
Registrant Name	US GLOBAL INVESTORS FUNDS
Central Index Key	0000101507
Amendment Flag	false
Document Creation Date	Aug 9, 2013
Document Effective Date	Aug 12, 2013
Prospectus Date	Aug 12, 2013
Institutional Class Prospectus | MegaTrends Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	MEGIX
Institutional Class Prospectus | Gold and Precious Metals Fund | Gold and Precious Metals Fund
Risk/Return:
Trading Symbol	USERX
Institutional Class Prospectus | Gold and Precious Metals Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	USEIX
Institutional Class Prospectus | World Precious Minerals Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	UNWIX
Institutional Class Prospectus | Global Resources Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	PIPFX
Institutional Class Prospectus | Emerging Europe Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	EURIX
Institutional Class Prospectus | Emerging Europe Fund | Emerging Europe Fund
Risk/Return:
Trading Symbol	EUROX

Institutional Class Prospectus | MegaTrends Fund
MegaTrends Fund
Investment Objective
The MegaTrends Fund's primary objective is to seek long-term capital appreciation and its secondary objective is earning income.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus MegaTrends Fund Institutional Class Shares
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 7 days or less)	0.05%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class Prospectus MegaTrends Fund Institutional Class Shares
Management fee	0.55%
Distribution and/or service (12b-1) fees	none
Other expenses	3.40%
Total annual fund operating expenses	3.95%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on net expenses before giving effect to any performance adjustment. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus MegaTrends Fund Institutional Class Shares	397	1,204	2,028	4,164

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund had a portfolio turnover rate of 398% for the fiscal year ended December 31, 2012.

Principal Investment Strategies

The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

In selecting securities for the fund, the Adviser makes "top-down" market allocations by identifying significant long-term "megatrends" in the global economy. Megatrends are usually defined by substantial and sustainable growth that occurs over a multi-year timeframe. Megatrends are often created by government policies, technological innovations, significant changes in supply/demand dynamics, or other formerly slow-evolving patterns.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

Under normal market conditions, the MegaTrends Fund will invest in equity and equity-related securities of companies of all sizes from all areas of the world. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Principal Risks

•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

•  Sector Risk. The fund may invest a significant amount of its assets in certain sectors, which exposes the fund to greater market risk than if the fund diversified its assets among various sectors.

•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities

•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Performance Information

The following bar chart and table show the volatility of the fund's Institutional Class share returns since the commencement of the Institutional Class on March 1, 2010. This is one indicator of the risks of investing in the fund. The bar chart shows the fund's returns during the period indicated. The table compares the fund's average annual returns for the 1-year and since commencement periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.

On December 12, 2012, the investment strategy was changed. Consequently, prior period performance may have been different under the current investment strategy.

Annual Total Returns (as of December 31 each year) MegaTrends Fund

Best quarter shown in the bar chart above: 9.15% in the fourth quarter of 2011. Worst quarter shown in the bar chart above: (20.11)% in the third quarter of 2011.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns Institutional Class Prospectus MegaTrends Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	5.95%	1.59%	Mar 1, 2010
After Taxes on Distributions Institutional Class Shares	5.65%	1.64%
After Taxes on Distributions and Sale of Fund Shares Institutional Class Shares	4.54%	1.63%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	11.36%	Mar 1, 2010

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MegaTrends Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The MegaTrends Fund's primary objective is to seek long-term capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is earning income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund had a portfolio turnover rate of 398% for the fiscal year ended December 31, 2012.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	398.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on net expenses before giving effect to any performance adjustment. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

In selecting securities for the fund, the Adviser makes "top-down" market allocations by identifying significant long-term "megatrends" in the global economy. Megatrends are usually defined by substantial and sustainable growth that occurs over a multi-year timeframe. Megatrends are often created by government policies, technological innovations, significant changes in supply/demand dynamics, or other formerly slow-evolving patterns.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

Under normal market conditions, the MegaTrends Fund will invest in equity and equity-related securities of companies of all sizes from all areas of the world. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

•  Sector Risk. The fund may invest a significant amount of its assets in certain sectors, which exposes the fund to greater market risk than if the fund diversified its assets among various sectors.

•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities

•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the volatility of the fund's Institutional Class share returns since the commencement of the Institutional Class on March 1, 2010. This is one indicator of the risks of investing in the fund. The bar chart shows the fund's returns during the period indicated. The table compares the fund's average annual returns for the 1-year and since commencement periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.

On December 12, 2012, the investment strategy was changed. Consequently, prior period performance may have been different under the current investment strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Institutional Class share returns since the commencement of the Institutional Class on March 1, 2010. This is one indicator of the risks of investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (as of December 31 each year) MegaTrends Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 9.15% in the fourth quarter of 2011. Worst quarter shown in the bar chart above: (20.11)% in the third quarter of 2011.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.11%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.05%)
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	397
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,204
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,028
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,164
Annual Return 2011	rr_AnnualReturn2011	(12.70%)
Annual Return 2012	rr_AnnualReturn2012	5.95%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.63%

Institutional Class Prospectus | Gold and Precious Metals Fund
Gold and Precious Metals Fund
Investment Objective
The Gold and Precious Metals Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
The fund also pursues current income as a secondary objective.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus Gold and Precious Metals Fund Institutional Class Shares
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less)	0.05%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus Gold and Precious Metals Fund Institutional Class Shares
Management fee	[1]	0.90%
Distribution and/or service (12b-1) fees		none
Other expenses	[2]	0.57%
Total annual fund operating expenses		1.47%
[1]	A performance fee adjustment may increase or decrease the management fee by up to +/- 0.25% of the average net assets of the fund during a rolling 12-month period. The performance adjustment is calculated by comparing the performance of the Institutional Class shares of the fund during the relevant performance period to that of the FTSE Gold Mines Index. For purposes of calculating the performance adjustment, the performance will include the performance of the Investor Class shares of the fund for the first 12 months after the commencement of operations of the Institutional Class shares of the fund.
[2]	Other expenses are based on estimates for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus Gold and Precious Metals Fund	150	465	803	1,757

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The Institutional Class shares of the fund have no operating history. The Investor Class shares of the fund, which are invested in the same portfolio of securities, had a portfolio turnover rate of 95% for the fiscal year ended December 31, 2012.

Principal Investment Strategies

The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the Gold and Precious Metals Fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally involved in the mining, fabrication, processing, marketing or distribution of precious metals including gold, silver, platinum group, palladium and diamonds. The fund may invest in these precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds, that represent interests in, or related to, these precious metals. The equity and equity- related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may invest in warrants to gain exposure to individual securities in the gold and precious metals industry over the long term. Warrants allow the fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The fund may also receive warrants when it participates in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of the company.

The fund focuses on selecting companies with established producing mines that have large deposits that create a significant stream of cash flow. Senior mining companies that have proven reserves are more strongly influenced by the price of gold. Although the fund focuses its investments on senior mining companies, the fund may invest in junior and intermediate mining companies. Junior mining companies typically have small market capitalization and no source of steady cash flow, and their growth generally comes from a major mining discovery. Therefore, the risk and opportunities are substantially greater than investing in a senior mining company with proven reserves. The volatility of these smaller mining companies is typically greater than that of senior producers.

The Adviser's stock selection process for established mining companies looks to identify companies with robust growth profiles and strong cash flows. In making security selections for junior and intermediate mining investments, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to rising commodity prices.

Although the fund has greater latitude to invest its assets in different precious metals, it currently has significant investments in the gold sector. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Principal Risks

•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the Adviser does not implement the strategy properly.

•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•  Industry Concentration Risk. The fund concentrates its investments in gold and other precious metals. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to changes in the price of gold and other precious metals, which can be influenced by a variety of global economic, financial, and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time. Therefore, the fund may be more volatile than other types of investments.

•  Junior and Intermediate Mining Companies Risk. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

•  Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

•  Price Volatility Risk. The value of the fund's shares may fluctuate significantly.

•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

•  Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

•  Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.

•  Gold and Precious Metals/Minerals Risk. The fund may invest in gold and precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds that represent interests in, or related to, these precious metals and, therefore, is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if the fund derives more than 10% of its gross income from these investments in gold and precious metals. Failure to qualify as a regulated investment company would result in adverse tax consequences to the fund and its shareholders.

•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Performance Information

Institutional Class shares have no operating history. The returns shown for all periods are the returns of Investor Class shares of the Fund. Investor Class shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Institutional Class Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Institutional Class shares and Investor Class shares. If differences in expenses had been reflected, the returns shown would be higher.

The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

Annual Total Returns (as of December 31 each year) Gold and Precious Metals Fund

Best quarter shown in the bar chart above: 34.95% in the first quarter of 2006. Worst quarter shown in the bar chart above: (28.29)% in the third quarter of 2008.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns Institutional Class Prospectus	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Gold and Precious Metals Fund	(6.44%)	0.33%	13.98%
Gold and Precious Metals Fund After Taxes on Distributions	(6.41%)	(0.76%)	13.06%
Gold and Precious Metals Fund After Taxes on Distributions and Sale of Fund Shares	(4.11%)	0.19%	12.55%
Gold and Precious Metals Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.09%
Gold and Precious Metals Fund FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)	(15.43%)	(0.95%)	8.23%

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Gold and Precious Metals Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gold and Precious Metals Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The fund also pursues current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The Institutional Class shares of the fund have no operating history. The Investor Class shares of the fund, which are invested in the same portfolio of securities, had a portfolio turnover rate of 95% for the fiscal year ended December 31, 2012.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the Gold and Precious Metals Fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally involved in the mining, fabrication, processing, marketing or distribution of precious metals including gold, silver, platinum group, palladium and diamonds. The fund may invest in these precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds, that represent interests in, or related to, these precious metals. The equity and equity- related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may invest in warrants to gain exposure to individual securities in the gold and precious metals industry over the long term. Warrants allow the fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The fund may also receive warrants when it participates in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of the company.

The fund focuses on selecting companies with established producing mines that have large deposits that create a significant stream of cash flow. Senior mining companies that have proven reserves are more strongly influenced by the price of gold. Although the fund focuses its investments on senior mining companies, the fund may invest in junior and intermediate mining companies. Junior mining companies typically have small market capitalization and no source of steady cash flow, and their growth generally comes from a major mining discovery. Therefore, the risk and opportunities are substantially greater than investing in a senior mining company with proven reserves. The volatility of these smaller mining companies is typically greater than that of senior producers.

The Adviser's stock selection process for established mining companies looks to identify companies with robust growth profiles and strong cash flows. In making security selections for junior and intermediate mining investments, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to rising commodity prices.

Although the fund has greater latitude to invest its assets in different precious metals, it currently has significant investments in the gold sector. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Gold and Precious Metals Fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally involved in the mining, fabrication, processing, marketing or distribution of precious metals including gold, silver, platinum group, palladium and diamonds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the Adviser does not implement the strategy properly.

•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•  Industry Concentration Risk. The fund concentrates its investments in gold and other precious metals. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to changes in the price of gold and other precious metals, which can be influenced by a variety of global economic, financial, and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time. Therefore, the fund may be more volatile than other types of investments.

•  Junior and Intermediate Mining Companies Risk. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

•  Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

•  Price Volatility Risk. The value of the fund's shares may fluctuate significantly.

•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

•  Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

•  Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.

•  Gold and Precious Metals/Minerals Risk. The fund may invest in gold and precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds that represent interests in, or related to, these precious metals and, therefore, is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if the fund derives more than 10% of its gross income from these investments in gold and precious metals. Failure to qualify as a regulated investment company would result in adverse tax consequences to the fund and its shareholders.

•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Institutional Class shares have no operating history. The returns shown for all periods are the returns of Investor Class shares of the Fund. Investor Class shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Institutional Class Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Institutional Class shares and Investor Class shares. If differences in expenses had been reflected, the returns shown would be higher.

The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-873-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.usfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (as of December 31 each year) Gold and Precious Metals Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 34.95% in the first quarter of 2006. Worst quarter shown in the bar chart above: (28.29)% in the third quarter of 2008.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for all periods are the returns of Investor Class shares of the Fund. Investor Class shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Institutional Class Shares because they are invested in the same portfolio of securities.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jan 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.29%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.09%
FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.43%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.95%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.23%
Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.05%)
Management fee	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Institutional Class shares have no operating history.
Gold and Precious Metals Fund
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Annual Return 2003	rr_AnnualReturn2003	67.08%
Annual Return 2004	rr_AnnualReturn2004	(6.44%)
Annual Return 2005	rr_AnnualReturn2005	32.80%
Annual Return 2006	rr_AnnualReturn2006	50.19%
Annual Return 2007	rr_AnnualReturn2007	16.91%
Annual Return 2008	rr_AnnualReturn2008	(27.05%)
Annual Return 2009	rr_AnnualReturn2009	43.11%
Annual Return 2010	rr_AnnualReturn2010	36.88%
Annual Return 2011	rr_AnnualReturn2011	(23.97%)
Annual Return 2012	rr_AnnualReturn2012	6.44%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.44%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.98%
Gold and Precious Metals Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.41%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.76%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.06%
Gold and Precious Metals Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.11%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.55%

[1]	A performance fee adjustment may increase or decrease the management fee by up to +/- 0.25% of the average net assets of the fund during a rolling 12-month period. The performance adjustment is calculated by comparing the performance of the Institutional Class shares of the fund during the relevant performance period to that of the FTSE Gold Mines Index. For purposes of calculating the performance adjustment, the performance will include the performance of the Investor Class shares of the fund for the first 12 months after the commencement of operations of the Institutional Class shares of the fund.
[2]	Other expenses are based on estimates for the current fiscal year.

Institutional Class Prospectus | World Precious Minerals Fund
World Precious Minerals Fund
Investment Objective
The World Precious Minerals Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus World Precious Minerals Fund Institutional Class Shares
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 7 days or less)	0.05%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class Prospectus World Precious Minerals Fund Institutional Class Shares
Management fee	0.68%
Distribution and/or service (12b-1) fees	none
Other expenses	2.89%
Total annual fund operating expenses	3.57%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on net expenses before giving effect to any performance adjustment. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus World Precious Minerals Fund Institutional Class Shares	360	1,094	1,850	3,836

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund had a portfolio turnover rate of 44% for the fiscal year ended December 31, 2012.

Principal Investment Strategies

The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally engaged in the exploration for, or mining and processing of, precious minerals such as gold, silver, platinum group, palladium and diamonds. The fund may invest in these precious minerals directly and/or in equity and equity-related securities, such as exchange-traded funds, that represent interests in, or related to, these precious minerals. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may invest in warrants to gain exposure to individual securities in the gold and precious minerals sector over the long term. Warrants allow the fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The fund may also receive warrants when it participates in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of a company.

The fund focuses on selecting junior and intermediate exploration companies from around the world. Junior exploration companies typically have small market capitalization and no source of steady cash flow, and their growth generally comes from a major mining discovery. Therefore, the risk and opportunities are substantially greater than investing in a senior mining company with proven reserves. The volatility of these smaller mining companies is typically greater than that of senior producers.

In making security selections for junior and intermediate mining investments, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to a rising commodity price. The Adviser's stock selection process for established mining companies looks to identify companies with robust reserve growth profiles and strong cash flows.

The fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which 50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

Although the fund has greater latitude to invest its assets in different precious minerals or metals stocks, it currently has significant investments in gold sector stocks. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Principal Risks

•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the Adviser does not implement the strategy properly.

•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•  Industry Concentration Risk. The fund concentrates its investments in precious minerals. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to changes in the price of gold and other precious minerals, which can be influenced by a variety of global economic, financial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time. Therefore, the fund may be more volatile than other types of investments.

•  Junior and Intermediate Mining Companies Risk. The fund focuses its investments in junior and intermediate exploration companies. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

•  Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

•  Price Volatility Risk. The value of the fund's shares may fluctuate significantly.

•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

•  Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

•  Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.

•  Gold and Precious Minerals Risk. The fund may invest in gold and precious minerals directly and/or in equity or equity-related securities, such as exchange-traded funds that represent interests in, or related to, these precious metals and, therefore, is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if the fund derives more than 10% of its gross income from these investments in gold and precious metals. Failure to qualify as a regulated investment company would result in adverse tax consequences to the fund and its shareholders.

•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Performance Information

The following bar chart and table show the volatility of the fund's Institutional Class share returns since the commencement of the Institutional Class on March 1, 2010. This is one indicator of the risks of investing in the fund. The bar chart shows the fund's returns during the period indicated. The table compares the fund's average annual returns for the 1-year and since commencement periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.

Annual Total Returns (as of December 31 each year) World Precious Minerals Fund

Best quarter shown in the bar chart above: 24.21% in the third quarter of 2012. Worst quarter shown in the bar chart above: (18.64)% in the second quarter of 2012.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns Institutional Class Prospectus World Precious Minerals Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	(10.76%)	(4.15%)	Mar 1, 2010
After Taxes on Distributions Institutional Class Shares	(10.76%)	(7.18%)
After Taxes on Distributions and Sale of Fund Shares Institutional Class Shares	(7.00%)	(4.82%)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	11.36%	Mar 1, 2010
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)	(9.85%)	1.56%	Mar 1, 2010

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	World Precious Minerals Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The World Precious Minerals Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund had a portfolio turnover rate of 44% for the fiscal year ended December 31, 2012.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on net expenses before giving effect to any performance adjustment. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally engaged in the exploration for, or mining and processing of, precious minerals such as gold, silver, platinum group, palladium and diamonds. The fund may invest in these precious minerals directly and/or in equity and equity-related securities, such as exchange-traded funds, that represent interests in, or related to, these precious minerals. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may invest in warrants to gain exposure to individual securities in the gold and precious minerals sector over the long term. Warrants allow the fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The fund may also receive warrants when it participates in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of a company.

The fund focuses on selecting junior and intermediate exploration companies from around the world. Junior exploration companies typically have small market capitalization and no source of steady cash flow, and their growth generally comes from a major mining discovery. Therefore, the risk and opportunities are substantially greater than investing in a senior mining company with proven reserves. The volatility of these smaller mining companies is typically greater than that of senior producers.

In making security selections for junior and intermediate mining investments, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to a rising commodity price. The Adviser's stock selection process for established mining companies looks to identify companies with robust reserve growth profiles and strong cash flows.

The fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which 50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

Although the fund has greater latitude to invest its assets in different precious minerals or metals stocks, it currently has significant investments in gold sector stocks. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally engaged in the exploration for, or mining and processing of, precious minerals such as gold, silver, platinum group, palladium and diamonds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the Adviser does not implement the strategy properly.

•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•  Industry Concentration Risk. The fund concentrates its investments in precious minerals. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to changes in the price of gold and other precious minerals, which can be influenced by a variety of global economic, financial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time. Therefore, the fund may be more volatile than other types of investments.

•  Junior and Intermediate Mining Companies Risk. The fund focuses its investments in junior and intermediate exploration companies. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

•  Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

•  Price Volatility Risk. The value of the fund's shares may fluctuate significantly.

•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

•  Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

•  Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.

•  Gold and Precious Minerals Risk. The fund may invest in gold and precious minerals directly and/or in equity or equity-related securities, such as exchange-traded funds that represent interests in, or related to, these precious metals and, therefore, is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if the fund derives more than 10% of its gross income from these investments in gold and precious metals. Failure to qualify as a regulated investment company would result in adverse tax consequences to the fund and its shareholders.

•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the volatility of the fund's Institutional Class share returns since the commencement of the Institutional Class on March 1, 2010. This is one indicator of the risks of investing in the fund. The bar chart shows the fund's returns during the period indicated. The table compares the fund's average annual returns for the 1-year and since commencement periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Institutional Class share returns since the commencement of the Institutional Class on March 1, 2010. This is one indicator of the risks of investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (as of December 31 each year) World Precious Minerals Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 24.21% in the third quarter of 2012. Worst quarter shown in the bar chart above: (18.64)% in the second quarter of 2012.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.64%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.85%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.05%)
Management fee	rr_ManagementFeesOverAssets	0.68%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.89%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	360
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,094
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,836
Annual Return 2011	rr_AnnualReturn2011	(32.28%)
Annual Return 2012	rr_AnnualReturn2012	(10.76%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.76%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.15%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.76%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.18%)
Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.00%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.82%)

Institutional Class Prospectus | Global Resources Fund
Global Resources Fund
Investment Objective
The Global Resources Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus Global Resources Fund Institutional Class Shares
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 7 days or less)	0.05%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus Global Resources Fund Institutional Class Shares
Management fee		0.93%
Distribution and/or service (12b-1) fees		none
Other expenses		0.28%
Total annual fund operating expenses		1.21%
Expense reimbursement	[1]	(0.14%)
Total annual fund operating expenses after expense reimbursement		1.07%
[1]	The Adviser has contractually agreed to waive all class specific expenses of the Global Resources Fund including, but not limited to, administrative services fees and transfer agency fees and expenses through April 30, 2014. This expense waiver is exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest. This arrangement may not be changed or terminated during this period without approval of the fund's Board of Trustees and may be changed or terminated by the Adviser at any time after April 30, 2014.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on net expenses before giving effect to any performance adjustment. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, the fund's operating expenses remain the same and the expense limitation arrangement is not continued after the first year. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus Global Resources Fund Institutional Class Shares	109	370	652	1,454

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund had a portfolio turnover rate of 117% for the fiscal year ended December 31, 2012.

Principal Investment Strategies

The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population.

The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies involved in the natural resources industries, which include, among others, the following industries: natural gas, integrated oil companies, oil and gas drilling, oil and gas exploration and production, oil and gas refining, oilfield equipment/services, aluminum, chemicals, diversified metals and coal mining, gold and precious metals, iron and steel, paper and forest products, and uranium.

The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs) and long-term equity anticipation securities (LEAPS).

The fund may receive warrants when it participates in a private placement. The warrants are provided by the issuer of the private placement as an incentive for investing in the initial financing of the company. The holder of a warrant has the right, until the warrant expires, to sell the warrant or to purchase a given number of shares of a particular issue at a specified price.

For its "bottom-up" selection strategy, the Adviser looks at a company's relative rankings with respect to expected future growth in reserves, production and cash flow. Additionally, the Adviser also considers relative valuation multiples to earnings and cash flow, expected net asset value, balance sheet quality, working capital needs and overall profitability measured by returns on invested capital.

The fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which 50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Principal Risks

•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the Adviser does not implement the strategy properly.

•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•  Industry Concentration Risk. The fund concentrates its investments in the natural resources industries and may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities vulnerable to factors affecting the natural resources industries, such as increasing regulation of the environment by both U.S. and foreign governments and production and distribution policies of OPEC (Organization of Petroleum Exporting Countries) and other oil producing countries. Increased environmental regulations and limitations on production may, among other things, increase compliance costs and affect business opportunities for the companies in which the fund invests. The value of these companies is also affected by changing commodity prices, which can be highly volatile and are subject to risks of oversupply and reduced demand.

•  Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

•  Price Volatility Risk. The value of the fund's shares may fluctuate significantly.

•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

•  Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant, if any.

•  Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.

•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Performance Information

The following bar chart and table show the volatility of the fund's Institutional Class share returns since the commencement of the Institutional Class on March 1, 2010. This is one indicator of the risks of investing in the fund. The bar chart shows the fund's returns during the period indicated. The table compares the fund's average annual returns for the 1-year and since commencement periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.

Annual Total Returns (as of December 31 each year) Global Resources Fund

Best quarter shown in the bar chart above: 10.55% in the third quarter of 2012. Worst quarter shown in bar chart above: (23.94)% in the third quarter of 2011.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns Institutional Class Prospectus Global Resources Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	7.44%	7.17%	Mar 1, 2010
After Taxes on Distributions Institutional Class Shares	6.51%	6.07%
After Taxes on Distributions and Sale of Fund Shares Institutional Class Shares	5.20%	5.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	11.36%	Mar 1, 2010
Morgan Stanley Commodity Related Equity Index (reflects no deduction for fees, expenses or taxes)	1.36%	4.27%	Mar 1, 2010

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Resources Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Resources Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund had a portfolio turnover rate of 117% for the fiscal year ended December 31, 2012.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on net expenses before giving effect to any performance adjustment. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, the fund's operating expenses remain the same and the expense limitation arrangement is not continued after the first year. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population.

The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies involved in the natural resources industries, which include, among others, the following industries: natural gas, integrated oil companies, oil and gas drilling, oil and gas exploration and production, oil and gas refining, oilfield equipment/services, aluminum, chemicals, diversified metals and coal mining, gold and precious metals, iron and steel, paper and forest products, and uranium.

The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs) and long-term equity anticipation securities (LEAPS).

The fund may receive warrants when it participates in a private placement. The warrants are provided by the issuer of the private placement as an incentive for investing in the initial financing of the company. The holder of a warrant has the right, until the warrant expires, to sell the warrant or to purchase a given number of shares of a particular issue at a specified price.

For its "bottom-up" selection strategy, the Adviser looks at a company's relative rankings with respect to expected future growth in reserves, production and cash flow. Additionally, the Adviser also considers relative valuation multiples to earnings and cash flow, expected net asset value, balance sheet quality, working capital needs and overall profitability measured by returns on invested capital.

The fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which 50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies involved in the natural resources industries, which include, among others, the following industries: natural gas, integrated oil companies, oil and gas drilling, oil and gas exploration and production, oil and gas refining, oilfield equipment/services, aluminum, chemicals, diversified metals and coal mining, gold and precious metals, iron and steel, paper and forest products, and uranium.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the Adviser does not implement the strategy properly.

•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•  Industry Concentration Risk. The fund concentrates its investments in the natural resources industries and may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities vulnerable to factors affecting the natural resources industries, such as increasing regulation of the environment by both U.S. and foreign governments and production and distribution policies of OPEC (Organization of Petroleum Exporting Countries) and other oil producing countries. Increased environmental regulations and limitations on production may, among other things, increase compliance costs and affect business opportunities for the companies in which the fund invests. The value of these companies is also affected by changing commodity prices, which can be highly volatile and are subject to risks of oversupply and reduced demand.

•  Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

•  Price Volatility Risk. The value of the fund's shares may fluctuate significantly.

•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

•  Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant, if any.

•  Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.

•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the volatility of the fund's Institutional Class share returns since the commencement of the Institutional Class on March 1, 2010. This is one indicator of the risks of investing in the fund. The bar chart shows the fund's returns during the period indicated. The table compares the fund's average annual returns for the 1-year and since commencement periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Institutional Class share returns since the commencement of the Institutional Class on March 1, 2010. This is one indicator of the risks of investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (as of December 31 each year) Global Resources Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 10.55% in the third quarter of 2012. Worst quarter shown in bar chart above: (23.94)% in the third quarter of 2011.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.94%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Morgan Stanley Commodity Related Equity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.05%)
Management fee	rr_ManagementFeesOverAssets	0.93%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	370
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	652
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,454
Annual Return 2011	rr_AnnualReturn2011	(18.23%)
Annual Return 2012	rr_AnnualReturn2012	7.44%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.07%
Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.62%

[1]	The Adviser has contractually agreed to waive all class specific expenses of the Global Resources Fund including, but not limited to, administrative services fees and transfer agency fees and expenses through April 30, 2014. This expense waiver is exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest. This arrangement may not be changed or terminated during this period without approval of the fund's Board of Trustees and may be changed or terminated by the Adviser at any time after April 30, 2014.

Institutional Class Prospectus | Emerging Europe Fund
Emerging Europe Fund
Investment Objective
The Emerging Europe Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus Emerging Europe Fund Institutional Class Shares
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less)	0.05%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus Emerging Europe Fund Institutional Class Shares
Management fee	[1]	1.25%
Distribution and/or service (12b-1) fees		none
Other expenses	[2]	0.60%
Total annual fund operating expenses		1.85%
[1]	A performance fee adjustment may increase or decrease the management fee by up to +/- 0.25% of the average net assets of the fund during a rolling 12-month period. The performance adjustment is calculated by comparing the performance of the Institutional Class shares of the fund during the relevant performance period to that of the MSCI Emerging Markets Europe 10/40 Index (Net Total Return). For purposes of calculating the performance adjustment, the performance will include the performance of the Investor Class shares of the fund for the first 12 months after the commencement of operations of the Institutional Class shares of the fund.
[2]	Other expenses are based on estimates for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus Emerging Europe Fund Institutional Class Shares	188	582	1,001	2,169

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The Institutional Class shares of the Fund have no operating history. The Investor Class shares of the fund, which are invested in the same portfolio of securities, had a portfolio turnover rate of 85% for the fiscal year ended December 31, 2012.

Principal Investment Strategies

The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

The Emerging Europe Fund invests, under normal market conditions, at least 80% of its net assets in equity and equity-related securities of companies located in the emerging markets of Eastern Europe. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

In general, Eastern European countries are in the early stages of industrial, economic or capital market development. Eastern European countries may include countries that were, until recently, governed by communist governments or countries that, for any other reason, have failed to achieve levels of industrial production, market activity, or other measures of economic development typical of the developed European countries. Although the fund may invest in any Eastern European country, it currently focuses its investment in companies located in Russia, Poland, the Czech Republic, Hungary and Turkey. The Adviser considers the following countries to be in Eastern Europe: Albania, Armenia, Azerbaijan, Belarus, Bulgaria, Croatia, the Czech Republic, Estonia, FYR Macedonia, Georgia, Hungary, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovakia, Slovenia, Turkey and Ukraine.

The fund will consider investments in Eastern Europe to be the following:

1.  securities of issuers that are organized under the laws of any Eastern European country or have a principal office in an Eastern European country;

2.  securities of issuers that derive a majority of their revenues from business in Eastern European countries, or have a majority of their assets in Eastern European countries; or

3.  securities that are traded principally on a securities exchange in an Eastern European country. (For this purpose, investment companies that invest principally in securities of companies located in one or more Eastern European countries will also be considered to be located in an Eastern European country, as will American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of companies located in Eastern European countries.)

The Emerging Europe Fund invests at least 25% of its total assets in securities of companies involved in oil, gas or banking. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Sector Classification System. For a full list of the Bloomberg-classified industries involving oil, gas or banking, see the discussion of non-fundamental investment restrictions in the statement of additional information (SAI).

However, the fund will invest no more than 25% of its total assets in any one Bloomberg-classified industry involving oil, gas, or banking, such as, among others, Oil Companies–Integrated, Oil Companies–Exploration & Production, Oil Refining & Marketing, Regional Banks–Non-U.S., Commercial Banks–Non-U.S., and Diversified Banking Institutions; provided, however, if at the time of purchase a corresponding industry classification represents 20% or more of the fund's benchmark, the MSCI Emerging Markets Europe 10/40 Index (Net Total Return), the fund may invest up to 35% of its total assets in the corresponding Bloomberg-classified industry.

The fund may invest up to 20% of its net assets in securities, including debt securities, of governments and companies located anywhere in the world.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Principal Risks

•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the Adviser does not implement the strategy properly.

•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•  Geographic Concentration Risk. The fund concentrates its investments in companies located in Eastern Europe. Because of this, companies in the fund's portfolio may react similarly to political, social, and economic developments in any of the Eastern European countries. For example, many companies in the same region may be dependent on related government fiscal policies. Companies may be adversely affected by new or unanticipated legislative changes that could affect the value of such companies and, therefore, the fund's share price. The fund's return and share price may be more volatile than those of a less concentrated portfolio.

•  Industry Concentration Risk. The fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil & gas companies are a large part of the Russian economy and banks typically are a significant component of emerging market economies, such as those in Russia and other Eastern European countries. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund's performance more volatile. To the extent that the fund's assets are invested in the oil & gas industry, the fund would be particularly vulnerable to factors affecting the industry, such as increased governmental regulation of the environment. Increased environmental regulation may, among other things, increase compliance costs and affect business opportunities for companies in which the fund invests. The fund would also be affected by changing commodity prices, which can be highly volatile and are subject to risk of over supply and decreased demand. To the extent that the fund's assets are invested in companies operating in the banking industry, the fund is subject to legislative or regulatory changes, adverse market conditions, and/or increased competition affecting banking companies. The prices of securities of banking companies also may fluctuate widely due to general economic conditions that could create exposure to credit losses. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Sector Classification System.

•  Sector Risk. The fund may invest a significant amount of its total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which may negatively affect a particular sector. In addition, governmental policies towards international trade and tariffs may affect particular sectors.

•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

•  Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Performance Information

Institutional Class shares have no operating history. The returns shown for all periods are the returns of Investor Class shares of the Fund. Investor Class shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Institutional Class Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Institutional Class shares and Investor Class shares. If differences in expenses had been reflected, the returns shown would be higher.

The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

On November 7, 2008, the Adviser took over the day-to-day management of the Emerging Europe Fund from the subadviser. Consequently, the fund's prior performance may have been different if the Adviser had been managing the fund.

Annual Total Returns (as of December 31 each year) Emerging Europe Fund

Best quarter shown in the bar chart above: 40.72% in the second quarter of 2009. Worst quarter shown in the bar chart above: (48.07)% in the fourth quarter of 2008.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns Institutional Class Prospectus	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Emerging Europe Fund	19.27%	(10.97%)	13.05%
Emerging Europe Fund After Taxes on Distributions	19.80%	(10.89%)	11.88%
Emerging Europe Fund After Taxes on Distributions and Sale of Fund Shares	13.32%	(8.87%)	11.63%
Emerging Europe Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.09%
Emerging Europe Fund MSCI Emerging Markets Europe 10/40 Index (Net Total Return) (reflects no deduction for fees or expenses)	27.41%	(6.46%)	16.74%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Europe Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Emerging Europe Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The Institutional Class shares of the Fund have no operating history. The Investor Class shares of the fund, which are invested in the same portfolio of securities, had a portfolio turnover rate of 85% for the fiscal year ended December 31, 2012.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

The Emerging Europe Fund invests, under normal market conditions, at least 80% of its net assets in equity and equity-related securities of companies located in the emerging markets of Eastern Europe. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

In general, Eastern European countries are in the early stages of industrial, economic or capital market development. Eastern European countries may include countries that were, until recently, governed by communist governments or countries that, for any other reason, have failed to achieve levels of industrial production, market activity, or other measures of economic development typical of the developed European countries. Although the fund may invest in any Eastern European country, it currently focuses its investment in companies located in Russia, Poland, the Czech Republic, Hungary and Turkey. The Adviser considers the following countries to be in Eastern Europe: Albania, Armenia, Azerbaijan, Belarus, Bulgaria, Croatia, the Czech Republic, Estonia, FYR Macedonia, Georgia, Hungary, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovakia, Slovenia, Turkey and Ukraine.

The fund will consider investments in Eastern Europe to be the following:

1.  securities of issuers that are organized under the laws of any Eastern European country or have a principal office in an Eastern European country;

2.  securities of issuers that derive a majority of their revenues from business in Eastern European countries, or have a majority of their assets in Eastern European countries; or

3.  securities that are traded principally on a securities exchange in an Eastern European country. (For this purpose, investment companies that invest principally in securities of companies located in one or more Eastern European countries will also be considered to be located in an Eastern European country, as will American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of companies located in Eastern European countries.)

The Emerging Europe Fund invests at least 25% of its total assets in securities of companies involved in oil, gas or banking. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Sector Classification System. For a full list of the Bloomberg-classified industries involving oil, gas or banking, see the discussion of non-fundamental investment restrictions in the statement of additional information (SAI).

However, the fund will invest no more than 25% of its total assets in any one Bloomberg-classified industry involving oil, gas, or banking, such as, among others, Oil Companies–Integrated, Oil Companies–Exploration & Production, Oil Refining & Marketing, Regional Banks–Non-U.S., Commercial Banks–Non-U.S., and Diversified Banking Institutions; provided, however, if at the time of purchase a corresponding industry classification represents 20% or more of the fund's benchmark, the MSCI Emerging Markets Europe 10/40 Index (Net Total Return), the fund may invest up to 35% of its total assets in the corresponding Bloomberg-classified industry.

The fund may invest up to 20% of its net assets in securities, including debt securities, of governments and companies located anywhere in the world.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the Adviser does not implement the strategy properly.

•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•  Geographic Concentration Risk. The fund concentrates its investments in companies located in Eastern Europe. Because of this, companies in the fund's portfolio may react similarly to political, social, and economic developments in any of the Eastern European countries. For example, many companies in the same region may be dependent on related government fiscal policies. Companies may be adversely affected by new or unanticipated legislative changes that could affect the value of such companies and, therefore, the fund's share price. The fund's return and share price may be more volatile than those of a less concentrated portfolio.

•  Industry Concentration Risk. The fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil & gas companies are a large part of the Russian economy and banks typically are a significant component of emerging market economies, such as those in Russia and other Eastern European countries. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund's performance more volatile. To the extent that the fund's assets are invested in the oil & gas industry, the fund would be particularly vulnerable to factors affecting the industry, such as increased governmental regulation of the environment. Increased environmental regulation may, among other things, increase compliance costs and affect business opportunities for companies in which the fund invests. The fund would also be affected by changing commodity prices, which can be highly volatile and are subject to risk of over supply and decreased demand. To the extent that the fund's assets are invested in companies operating in the banking industry, the fund is subject to legislative or regulatory changes, adverse market conditions, and/or increased competition affecting banking companies. The prices of securities of banking companies also may fluctuate widely due to general economic conditions that could create exposure to credit losses. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Sector Classification System.

•  Sector Risk. The fund may invest a significant amount of its total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which may negatively affect a particular sector. In addition, governmental policies towards international trade and tariffs may affect particular sectors.

•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

•  Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Institutional Class shares have no operating history. The returns shown for all periods are the returns of Investor Class shares of the Fund. Investor Class shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Institutional Class Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Institutional Class shares and Investor Class shares. If differences in expenses had been reflected, the returns shown would be higher.

The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

On November 7, 2008, the Adviser took over the day-to-day management of the Emerging Europe Fund from the subadviser. Consequently, the fund's prior performance may have been different if the Adviser had been managing the fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-873-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.usfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (as of December 31 each year) Emerging Europe Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 40.72% in the second quarter of 2009. Worst quarter shown in the bar chart above: (48.07)% in the fourth quarter of 2008.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for all periods are the returns of Investor Class shares of the Fund. Investor Class shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Institutional Class Shares because they are invested in the same portfolio of securities.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(48.07%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.09%
MSCI Emerging Markets Europe 10/40 Index (Net Total Return) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.46%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.74%
Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.05%)
Management fee	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Institutional Class shares have no operating history.
Emerging Europe Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2003	rr_AnnualReturn2003	61.35%
Annual Return 2004	rr_AnnualReturn2004	52.37%
Annual Return 2005	rr_AnnualReturn2005	40.78%
Annual Return 2006	rr_AnnualReturn2006	32.79%
Annual Return 2007	rr_AnnualReturn2007	32.86%
Annual Return 2008	rr_AnnualReturn2008	(69.20%)
Annual Return 2009	rr_AnnualReturn2009	77.93%
Annual Return 2010	rr_AnnualReturn2010	18.66%
Annual Return 2011	rr_AnnualReturn2011	(27.94%)
Annual Return 2012	rr_AnnualReturn2012	19.27%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(10.97%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.05%
Emerging Europe Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(10.89%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.88%
Emerging Europe Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.87%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.63%

[1]	A performance fee adjustment may increase or decrease the management fee by up to +/- 0.25% of the average net assets of the fund during a rolling 12-month period. The performance adjustment is calculated by comparing the performance of the Institutional Class shares of the fund during the relevant performance period to that of the MSCI Emerging Markets Europe 10/40 Index (Net Total Return). For purposes of calculating the performance adjustment, the performance will include the performance of the Investor Class shares of the fund for the first 12 months after the commencement of operations of the Institutional Class shares of the fund.
[2]	Other expenses are based on estimates for the current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 12, 2013